Redeemable Convertible Preferred Stock - Schedule of Temporary Equity (Details) - shares	Dec. 31, 2021	Oct. 06, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000,000	100,000,000	75,685,626
Preferred stock, shares issued (in shares)	0		75,495,266
Preferred stock, shares outstanding (in shares)	0		75,495,266	59,277
Series A preferred
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			12,246,716
Preferred stock, shares issued (in shares)			12,056,356
Preferred stock, shares outstanding (in shares)			12,056,356
Series B preferred
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			13,775,479
Preferred stock, shares issued (in shares)			13,775,479
Preferred stock, shares outstanding (in shares)			13,775,479
Series C preferred
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			10,894,352
Preferred stock, shares issued (in shares)			10,894,352
Preferred stock, shares outstanding (in shares)			10,894,352
Series D preferred
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			22,361,146
Preferred stock, shares issued (in shares)			22,361,146
Preferred stock, shares outstanding (in shares)			22,361,146
Series D-1 preferred
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			16,407,933
Preferred stock, shares issued (in shares)			16,407,933
Preferred stock, shares outstanding (in shares)			16,407,933